Taxes - Deferred tax assets and liabilities (Details) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities net
Net deferred tax assets	kr 1	kr 13
Deductible loss to carry forward	0	0
Temporary differences, related to pensions
Deferred tax assets and liabilities net
Deferred tax assets	0	0
Temporary differences, related to cash flow hedges
Deferred tax assets and liabilities net
Deferred tax assets	1	12
Temporary differences, related to lease liabilities
Deferred tax assets and liabilities net
Deferred tax assets	20	26
Offset deferred tax liability temporary differences related to right-of-use assets
Deferred tax assets and liabilities net
Deferred tax liabilities	kr (20)	kr (25)